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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-21868
                                   -----------------------------------------

                      Surgeons Diversified Investment Fund
 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   633 N. Clair Street           Chicago, Illinois               60611
 -------------------------------------------------------------------------------
            (Address of principal executive offices)           (Zip code)

                                 Savitri P. Pai

 Surgeons Asset Management, LLC    633 N. Clair Street   Chicago, Illinois 60611
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (312) 202-5056
                                                     ----------------------

Date of fiscal year end:      August 31
                         -----------------------------------------

Date of reporting period:     July 1, 2007 - June 30, 2008
                          ----------------------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the registrant cast its vote on the matter;

     (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Surgeons Diversified Investment Fund
            _________________________________________________________________

By (Signature and Title)*         /s/ Savitri P. Pai
                         ____________________________________________________
                              Savitri P. Pai, President
Date       August 19, 2008
     ________________________________________________________________________

* Print the name and title of each signing officer under his or her signature.


                                              SURGEONS DIVERSIFIED INVESTMENT FUND
                                                         TICKER: ACSFX
                                                     PROXY VOTING RECORD
----------------------------------------------------------------------------------------------------------------------------------
For shareholder meetings held from July 1, 2007 through June 30, 2008
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       How did the
                                                                                                        Fund Cast
                                                                              Proposed by               its Vote?   Did the Fund
                                        Shareholder                            Issuer or                  For,       vote For or
                   Ticker                 Meeting    Brief Identification      Security    Did the       Against,      Against
   Issuer Name     Symbol      CUSIP       Date      of the Matter Voted On     Holder?    Fund Vote?    Abstain     Management?
----------------------------------------------------------------------------------------------------------------------------------
Northern
Institutional
Funds
Government Select  BGSXX     665278701  01/29/2008   Election of Trustees        Security     No           N/A           N/A
Portfolio                                                                        Holder

                                                     Amend Investment Advisory   Security     No           N/A           N/A
                                                     Agreement between their     Holder
                                                     fund(s) (except for multi-
                                                     manager funds) and
                                                     investment adviser
                                                     reflecting a change in
                                                     renewal date of the
                                                     agreement to June 30 of
                                                     each year.
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